Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	$ 84,337	$ 71,772
Available for sale securities, Gross Unrealized Gains	2,178	2,264
Available for sale securities, Gross Unrealized Losses	(79)	(232)
Available for sale securities, Fair Value	86,436	73,804
U.S. agency securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	3,616	5,496
Available for sale securities, Gross Unrealized Gains	115	169
Available for sale securities, Gross Unrealized Losses
Available for sale securities, Fair Value	3,731	5,665
Mortgage-backed securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	78,090	63,647
Available for sale securities, Gross Unrealized Gains	1,628	1,680
Available for sale securities, Gross Unrealized Losses	(52)	(15)
Available for sale securities, Fair Value	79,666	65,312
Corporate securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	1,991	1,989
Available for sale securities, Gross Unrealized Gains	4
Available for sale securities, Gross Unrealized Losses	(27)	(217)
Available for sale securities, Fair Value	1,968	1,772
Equity securities [Member]
Amortized cost and fair value, securities available for sale
Available for sale securities, Amortized Cost	640	640
Available for sale securities, Gross Unrealized Gains	431	415
Available for sale securities, Gross Unrealized Losses
Available for sale securities, Fair Value	$ 1,071	$ 1,055